Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

13. LEASES

The Company has non-cancellable operating leases primarily for office space and office equipment. Some lease agreements contain provisions for escalating rent payments over the initial terms of the lease. The Company accounts for these leases by recognizing rent expense on a straight-line basis and adjusting the deferred rent expense liability for the difference between the straight-line rent expense and the amount of rent paid. The Company also leases certain office equipment under operating leases. Total rent expense under all operating leases was approximately $3.1 million, $2.4 million, and $2.2 million, for the years ended December 31, 2014, 2013, and 2012, respectively.

Future rental payment commitments at December 31, 2014 under non-cancelable operating leases, with initial terms of one year or more, are as follows (in thousands):

2015	$3,111
2016	1,973
2017	1,120
2018	747
2019	707
Thereafter	2,856

Total minimum lease payments	$10,514